SHARE-BASED COMPENSATION - Share option activities (Details) - Amended 2016 Plan and 2018 Plan	12 Months Ended
Dec. 31, 2022 USD ($) $ / shares shares
Number of share
Outstanding, at beginning of period (in shares) | shares	4,655,428
Exercised (in shares) | shares	(228,020)
Forfeitures (in shares) | shares	(12,800)
Outstanding, at end of period (in shares) | shares	4,414,608
Exercisable, at end of period (in shares) | shares	3,669,818
Weighted average exercise price
Outstanding, at beginning of period (in dollars per share) | $ / shares	$ 2.07
Exercised (in dollars per share) | $ / shares	1.44
Forfeited (in dollars per share) | $ / shares	0.20
Outstanding, at end of period (in dollars per share) | $ / shares	2.11
Exercisable, at end of period (in dollars per share) | $ / shares	$ 1.86
Additional disclosures
Weighted remaining contractual years, Outstanding at end of period	5 years 4 months 17 days
Weighted remaining contractual years, Exercisable at end of period	5 years 1 month 17 days
Aggregate intrinsic value, Outstanding at end of period | $	$ 4,351,057
Aggregate intrinsic value, Exercisable at end of period | $	$ 4,305,679